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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ] Amendment Number :
                                               --------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBS Partners, L.P.
Address:   200 Greenwich Avenue
           Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Theodore W. Ullyot
Title: Executive Vice President and General Counsel, ESL Investments, Inc., General Partner of RBS Partners, L.P.
Phone:   (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Theodore W. Ullyot                Greenwich, CT              August 14, 2007
-----------------------------------   ------------------------   ---------------
(Signature)                           (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:     $16,533,138
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name
     1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                       FORM 13F Information Table - Public

Page 1 of 1


      Column 1:       Column 2:   Column 3:    Column 4:         Column 5:         Column 6   Column 7:          Column 8:
---------------------------------------------------------------------------------------------------------------------------------
                                              Fair Market   Shares or                                        Voting Authority
                       Title of     CUSIP        Value      Principal  SH/  Put/  Investment    Other        (a)       (b)    (c)
   Name of Issuer        Class      Number     (x $1,000)    Amount    PRN  Call  Discretion   Managers     Sole     Shared  None
---------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.        Common     053332-10-2      812,524   5,947,328   SH          DEFINED               5,947,328
AutoZone, Inc.        Common     053332-10-2    2,194,044  16,059,462   SH            SOLE               16,059,462
AutoNation, Inc.      Common     05329W-10-2      134,545   5,995,748   SH          DEFINED               5,995,748
AutoNation, Inc.      Common     05329W-10-2      982,753  43,794,686   SH            SOLE               43,794,686
Citigroup Inc.        Common     172967-10-1    1,272,407  24,808,083   SH            SOLE               24,808,083
Motorola, Inc.        Common     620076-10-9       11,063     625,000   SH            SOLE                  625,000
Sears Holdings Corp.  Common     812350-10-6       60,170     354,985   SH          DEFINED                 354,985
Sears Holdings Corp.  Common     812350-10-6   11,065,634  65,283,976   SH            SOLE               65,283,976
                                               ----------
COLUMN TOTALS                    Grand Total   16,533,138
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